Annual Operating Expenses {- Fidelity® SAI U.S. Momentum Index Fund} - 07.31 Fidelity SAI U.S. Momentum Index Fund PRO-08 - Fidelity® SAI U.S. Momentum Index Fund - Fidelity SAI U.S. Momentum Index Fund - Default
Sep. 29, 2021
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.11%